Document And Entity Information	Sep. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2026
Entity Registrant Name	ODYSSEY THERAPEUTICS, INC.
Entity Central Index Key	0001882782
Entity Emerging Growth Company	true
Entity File Number	001-43270
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-3384382
Entity Address, Address Line One	51 Sleeper Street, Suite 800
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(617)
Local Phone Number	865-9628
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ODTX
Security Exchange Name	NASDAQ